Contract liabilities / Deferred revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Contract liabilities / Deferred revenue
39	Contract liabilities / Deferred revenue

The amounts represent the unredeemed credits under the frequent flyer award programmes. Movement in the accounts is set out below:

RMB million
Deferred revenue:
Balance at December 31, 2017	3,351
Representing:
-Current	1,502
-Non-current	1,849

3,351
Impact on initial application of IFRS15
- Change in measurement of revenue under frequent flyer award programmes	(90)
-Change in presentation	(3,261)

Balance at January 1, 2018	—

Contract liabilities:
Balance at December 31, 2017	—
Impact on initial application of IFRS15	3,261

Balance at January 1, 2018	3,261
Addition as a result of increase of the unredeemed credits under the frequent flyer award programmes	2,161
Reduction as a result of revenue recognised during the year	(1,711)
Representing:
-Recognised as revenue from opening balance of contract liabilities	(1,461)
-Recognised as revenue from current year addition of contract liabilities	(250)

Balance at December 31, 2018	3,711

Representing:
-Current	1,693
-Non-current (Note 41)	2,018

As at December 31, 2018, the aggregated amount of the transaction price allocated to the remaining performance obligation, which is the unredeemed credits under the frequent flyer award programmes, amounted to RMB3,711 million. This amount represents revenue expected to be recognised in the future when the customers take possession of the goods or services redeemed.